Consolidated Statements of Income and Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares
Basic | ¥ / shares		¥ 4.06	¥ 20.07	¥ 39.80
Diluted | ¥ / shares		¥ 4.06	¥ 20.07	¥ 39.80
Basic	2,409,466	2,409,466	1,982,228	1,951,583
Diluted	2,409,466	2,409,466	1,982,228	1,951,583
Common Class A [Member]
Basic | (per share)	$ 0.58	¥ 4.06	¥ 20.07	¥ 39.80
Diluted | (per share)	$ 0.58	¥ 4.06	¥ 20.07	¥ 39.80
Basic	2,409,466	2,409,466	1,982,228	1,951,583
Diluted	2,409,466	2,409,466	1,982,228	1,951,583
Common Class B [Member]
Basic | (per share)	$ 0.58	¥ 4.06	¥ 20.07	¥ 39.80
Diluted | (per share)	$ 0.58	¥ 4.06	¥ 20.07	¥ 39.80
Basic	2,409,466	2,409,466	1,982,228	1,951,583
Diluted	2,409,466	2,409,466	1,982,228	1,951,583